Acquisitions and Divestitures Additional Information (Details) $ in Millions, ₨ in Billions, $ in Billions			1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended
	Jul. 02, 2019 USD ($)	Jan. 30, 2019 USD ($)	Nov. 30, 2018 CAD ($)	Oct. 31, 2018 INR (₨) third-party	Dec. 28, 2019 USD ($)	Sep. 28, 2019 USD ($)	Mar. 30, 2019 USD ($)	Sep. 29, 2018 USD ($)	Sep. 28, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)	Jan. 03, 2019	May 31, 2018	Mar. 09, 2018
Business Acquisition [Line Items]
Goodwill					$ 35,546					$ 35,546	$ 36,503
Deal costs										19	23	$ 0
Gains/(losses) on sale of business										(420)	15	0
Potential Disposition
Business Acquisition [Line Items]
Proceeds from sale of business					55
Potential disposition net income										1
Disposal group, expected net assets to be transferred and accumulated foreign currency to be released					126					126
Gains/(losses) on sale of business					$ 71
Heinz India
Business Acquisition [Line Items]
Number of third-parties | third-party				2
Sale of stock, percentage of ownership before transaction				100.00%
Proceeds from sale of business		$ 655		₨ 46
Disposal group, expected net assets to be transferred and accumulated foreign currency to be released		355
Gains/(losses) on sale of business		(249)					$ (246)			(249)
Other adjustments		3				$ 3
Tax indemnity liabilities		48
Heinz India | Other expense/(income)
Business Acquisition [Line Items]
Gains/(losses) on sale of business							$ 48
Heinz India | Other current liabilities
Business Acquisition [Line Items]
Tax indemnity liabilities		18
Heinz India | Other non-current liabilities
Business Acquisition [Line Items]
Tax indemnity liabilities		$ 30
Canada Natural Cheese
Business Acquisition [Line Items]
Proceeds from sale of business	$ 1,236		$ 1.6
Gains/(losses) on sale of business										(242)
Other adjustments	$ (1)
South Africa Subsidiary
Business Acquisition [Line Items]
Proceeds from sale of business											18
Gains/(losses) on sale of business											15
Noncontrolling interest, ownership percentage														50.10%
Primal Nutrition
Business Acquisition [Line Items]
Percent acquired													100.00%
Total consideration paid									$ 201
Goodwill						$ 124			$ 124
Deal costs										2
Cerebos
Business Acquisition [Line Items]
Percent acquired															100.00%
Total consideration paid											244
Goodwill											25
Deal costs											20
Other Acquisitions
Business Acquisition [Line Items]
Total consideration paid								$ 27
Divestitures
Business Acquisition [Line Items]
Deal costs										$ 17	$ 3	$ 0